[Transamerica Life Insurance Company Letterhead]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA J
File No. 811-10413, CIK 0001114804
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA J, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust.; AIM Variable Insurance Funds; Dreyfus Stock Index Fund, Inc.; Dreyfus Variable Investment Fund; MFS® Variable Insurance TrustSM; Nations Separate Account Trust; Oppenheimer Variable Account Funds; and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 19, 2005, AEGON/Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2005, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 18, 2005, Dreyfus Stock Index Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000846800);

•	On August 10, 2005, Dreyfus Variable Investment Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000813383);

•	On August 28, 2005, the MFS® Variable Insurance TrustSM filed its semi annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

September 22, 2004

•	On September 7, 2005, Nations Separate Account Trust filed its semi annual report with the Commission via EDGAR (CIK: 0001047987);

•	On September 1, 2005, Oppenheimer Variable Account Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 25th, 2005, Variable Insurance Products Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Transamerica Life Insurance Company

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group